INCOME TAXES - Disclosure of detailed information about income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES [abstract]
Loss before income taxes	$ (3,572)	$ (5,424)
Canadian federal and provincial income tax rates	27.00%	27.00%
Income tax recovery based on the above rates	$ (964)	$ (1,464)
Difference between Canadian and foreign tax rate	(181)	(128)
Permanent differences	(3,116)	890
Changes in unrecognized deferred tax assets	5,016	761
Other adjustments	(86)	(7)
Total income tax expense	669	52
Current income tax expense	656	52
Deferred income tax expense	$ 13	$ 0